SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries. The results of the subsidiaries are consolidated from the date on which the Group obtained control and are continued to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the entity through the power to direct the activities of the entity that most significantly impact the entity’s economic performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity, then the entity is consolidated.

All significant intercompany balances and transactions among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, estimates of useful life for property and equipment, intangible assets and non-current prepayments, impairment of goodwill and long-lived assets, valuation allowance for deferred tax assets, allocation of purchase price, uncertain tax positions, share-based compensation, fair value of contingently redeemable ordinary shares and consolidation of variable interest entity. Actual results could differ significantly from those estimates.

Foreign currency

Based on the criteria of ASC topic 830 (“ASC 830”), Foreign Currency Matters, the Company determined its functional currency to be the United States Dollars (“US$”). The Company’s subsidiaries located in the BVI determined their functional currency to be the US$. The Company’s subsidiaries located in Hong Kong determined their functional currency to be the Hong Kong Dollars (“HK$”), with the exception of CMGE Investment which determined its functional currency to be the RMB and OWX HK, 3GUU HK and C&V HK which determined their functional currency to be the US$. The Company’s subsidiaries located in Taiwan determined its function currency to be the Taiwanese Dollars (“TWD”). The Company’s subsidiary located in Japan determined its functional currency to be the Japanese Yen (“JPY”). The Company’s subsidiary located in Korea determined its functional currency to be the Korean Won (“KRW”). The Company’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC determined their functional currency to be the RMB. The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

The assets and liabilities of the Company’s subsidiaries located outside of the PRC are translated into RMB at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income of these entities are translated into RMB at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s subsidiaries located outside of the PRC are translated into RMB at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into RMB at the weighted average exchange rates for the year.

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2046 on December 31, 2014 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The acquisition method of accounting requires all of the following steps: (i) identifying the acquirer, (ii) determining the acquisition date, (iii) recognizing and measuring the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree and (iv) recognizing and measuring goodwill or a gain from a bargain purchase. The consideration transferred in a business combination is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income as a gain.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions with original maturity of three months or less at the date of purchase and are unrestricted as to withdrawal and use.

Restricted cash

Restricted cash represents cash pledged to a financial institution as collateral for the Group’s short-term bank borrowing (Note 13). The restricted cash is not available for withdrawal or the Group’s general use until after the corresponding bank borrowing is repaid.

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. As of December 31, 2013 and 2014, the Group held fixed time deposits amounting to RMB51,772 and RMB42,361 (US$6,827) in commercial banks with original maturities of greater than three months but less than a year, respectively. Interest income for short-term investments of RMB560, RMB1,351 and RMB1,487 (US$240) was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2012, 2013 and 2014, respectively.

Equity method investments

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Long-term investments

The Group’s long-term investments consist of cost method investments and available-for-sale security.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceeds the Group’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investment based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

In accordance with ASC topic 320 (“ASC 320”), Investments – Debt and Equity Securities, the Group classifies its investments in debt and equity securities as “held to maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the debt and equity securities are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Group’s policy and ASC 320. When the Group intends to sell an impaired debt security or it is more-likely-than-not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Group does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Group must determine whether or not it will recover its amortized cost basis. If the Group concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. In general, collateral is not required and interest is not charged on accounts receivable. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased. Accounts receivable of RMB553, nil and nil were written off during the years ended December 31, 2012, 2013 and 2014, respectively.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	3 – 5 years
Motor vehicles	4 years
Leasehold improvement	shorter of lease terms or 3 years

Repair and maintenance costs are charged to expense when incurred, whereas the costs of renewals and betterment that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of acquired businesses. In accordance with ASC topic 350 (“ASC 350”), Intangibles—Goodwill and Other, goodwill is not amortized, but rather is tested for impairment annually or more frequently if indicators of impairment present. The Group assigns and assesses goodwill for impairment at the reporting unit level. The Group determines that each reporting unit is identified at the component level, which is one level below the operating segment. The Group reassigns goodwill to the reporting units affected using a relative fair value allocation approach when there is a change in reporting structure.

As of December 31, 2013, HYD Holding and its subsidiaries (collectively referred to as the “Dragon Joyce Group”), OWX Holding and its subsidiaries (collectively referred to as the “OWX Group”) and 3GUU BVI and its subsidiaries (collectively referred to as the “3GUU Group”) were identified as reporting units, as discrete financial information is available and segment management regularly reviews their operating results. Due to a change in reporting structure, the Group identified the Dragon Joyce Group and 3GUU Group as reporting units as of December 31, 2014.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the carrying value exceeds the fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss. The annual goodwill impairment test is performed on December 31 of each year. In accordance with Accounting Standards Update (“ASU”) No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (ASC 350), the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.

The Group recognized goodwill impairment loss of RMB33,517, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively (Note 9).

Intangible assets

Intangible assets, including computer software, mobile games and platforms, acquired customer relationships, mobile game licenses, capitalized mobile game product development costs and acquired contract with mobile network operator, are carried at cost less accumulated amortization. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Computer software	5 years
Mobile games and platforms	1 – 6 years
Acquired customer relationships	7 years
Mobile game product development costs	3 years
Mobile game licenses	2 – 6 years
Acquired contract with mobile network operator	3 years

Computer software purchased from third-party vendors is capitalized and amortized on a straight-line basis over the estimated useful life of five years.

Mobile games and platforms purchased from third-party vendors are capitalized and amortized on a straight-line basis over the estimated economic lives which range from one to five years while mobile games and platforms acquired in business combinations are recorded at fair value at the date of acquisition and amortized on a straight-line basis over the remaining estimated economic lives which range from one to six years.

Customer relationships acquired in business combinations are related to the ability to sell existing services to existing customers of the acquiree. Acquired customer relationships are recognized at fair value at the date of acquisition using a valuation technique based on expected income and amortized on a straight-line basis over the remaining estimated economic life of seven years.

Mobile game licenses represent the exclusive rights obtained to publish the mobile games developed by third-party game developers on the Group’s game platform or third-party app stores and are capitalized and amortized on a straight-line basis over the shorter of the contractual terms or the estimated economic lives, which range from two to six years.

Contract with mobile network operator acquired in business combination represents a co-operation agreement with a mobile network operator which allows the Group to act as a service provider for billing and collection services. The acquired contract with mobile network operator is recognized at fair value at the date of acquisition using a valuation technique based on expected income and amortized on a straight-line basis over the remaining contractual term of three years.

The Group recognizes costs to develop its mobile game products in accordance with ASC topic 985 (“ASC 985”), Software. Mobile game product development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Group to develop, maintain, monitor and manage the Group’s mobile gaming products. Costs incurred for the development of mobile game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once a mobile game product has reached technological feasibility, all subsequent mobile game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the mobile games have a proven ability to operate in a mobile game environment. The amount of mobile game development costs qualifying for capitalization as intangible assets was amortized over the estimated life of the corresponding mobile games, which is determined to be three years.

Impairment of long-lived assets

The Group evaluates its long-lived assets, including property and equipment and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable in accordance with ASC topic 360 (“ASC 360”), Property, Plant and Equipment and ASC 350. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. Long-lived assets are grouped at the lowest level for which there are identifiable cash flows and are largely independent of the cash flows of the other assets when assessing impairment.

The Group recognized impairment loss on long-lived assets of RMB10,910, RMB2,613 and nil for the years ended December 31, 2012, 2013 and 2014, respectively (Note 10).

Fair Value Measurements

(i) Fair value of financial instruments

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, other receivables, amounts due from related parties, equity method investments, cost method investments, available-for-sale security, short-term bank borrowing, accounts payable, amounts due to related parties and contingently redeemable ordinary shares. As of December 31, 2013 and 2014, the carrying values of these financial instruments, except for equity method investments, cost method investments, available-for-sale security and contingently redeemable ordinary shares, approximated their fair values due to the short-term maturity of these instruments. Available-for-sale security was adjusted to fair value at each reporting date. The Group determined the fair values of available-for-sale security with the assistance of an independent valuation firm.

The Group applies ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

As of December 31, 2014, the Group measure the fair value of the available-for-sale security using an income approach based on inputs that are unobservable in the market (level 3), which are based on (i) a discount rate of 24.20%, (ii) long-term sustainable growth rate of 3%, (iii) financial multiples of companies in the same industry as the investee and (iv) adjustment because of the lack of marketability that market participants would consider when estimating the fair value of the investee.

The following table sets forth assets measured at fair value on a recurring basis as of December 31, 2014:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	US$
Available-for-sale security (Note 7)	—	—	18,888	3,044

No asset was measured at fair value on a recurring basis as of December 31, 2013.

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014.

Available-for-sale security
RMB
Balance as of January 1, 2014	—

Recognized during the year	18,413
Realized or unrealized gain	475
Settlement	—

Balance as of December 31, 2014	18,888

Balance as of December 31, 2014 in US$	3,044

The amount of total gain for the year ended December 31, 2014 included in earnings	475

The amount of total gain for the year ended December 31, 2014 included in earnings, in US$	77

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2013:

		Fair value at December 31, 2013 measured using
	Carrying value at December 31, 2013	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2013
	RMB	RMB	RMB	RMB	RMB
Intangible assets—Computer software	2,613	—	—	—	2,613

Total assets measured at fair value on nonrecurring basis					2,613

In accordance with ASC 360-10, computer software with a carrying amount of RMB2,613 was written down to its fair value of zero on December 31, 2013, resulting in an impairment charge of RMB2,613, which was included in the statements of comprehensive income for the year ended December 31, 2013 (Note 10).

The Group had no assets measured on a nonrecurring basis as of December 31, 2014.

Revenue Recognition

Revenues of the Group are derived from the development, operation and sale of in-game premium feature of mobile phone games as well as the provision of handset design products and services. For each of the significant sources of revenue stated below, revenue is recognized only when the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the goods have been delivered or the services have been rendered; (iii) the price or fees are fixed or determinable; and (iv) collectability is reasonably assured.

(i) Games

(a) Single player games and social games

The Group generates (i) single player games revenues principally from the sale of in-game premium features of mobile phone games that are operated under the free-for-trial model and the sale of self-developed and purchased mobile games under the subscription-based model or the one-time fee model; and (ii) social games revenues from the sale of in-game premium features of self-developed social games that are operated under the free-to-play model.

The Group enters into service arrangements with mobile phone manufacturers to pre-install its self-developed and purchased single player games or application platform onto the mobile phones before they reach mobile phone game players. Mobile phone game players can access the pre-installed single player games directly or download the single player games through the pre-installed application platform without additional charges. Single player games are offered on a free-for-trial basis where the mobile phone game players may purchase in-game premium features to extend the duration of the game or to enjoy additional functions of the game. All chargeable in-game premium features are considered consumed immediately upon purchase. Any unused premium features cannot be carried forward after the mobile phone game players exit the game. When mobile phone game players leave the game they are currently playing and perform other functions on the feature phones, the previously purchased but unused premium features can no longer be accessed and are therefore completely consumed. Single player games are also available for mobile phone game players to download through mobile network operators and software websites. Under the subscription based model, mobile phone game players can subscribe to a monthly plan to download a fixed number of single player games from mobile network operators for a fixed subscription fee per month. Under the one-time fee model, mobile phone game players can download each single player game based on a fixed price per game.

Under the free-to-play model for social games, mobile phone game players can download mobile phone games, obtain game accounts and play the basic functions of the mobile games free of charge but may purchase game points for in-game premium features to enhance their game-playing experience. The purchased in-game premium features can be freely traded amongst game players within the applicable game as long as consumption of the items has not commenced. Mobile phone game players can purchase game points by either charging their account with mobile network operators directly or buying prepaid cards issued by mobile network operators. The prepaid cards can be converted into a pre-specified number of game points for consumption. Upon delivery of game points purchased directly from mobile network operators or converted from prepaid cards to mobile phone game players, the Group initially classifies these amounts as deferred revenue. For purposes of determining when the service has been provided to the mobile phone game players, the Group has determined that an implied obligation exists to the mobile phone game players who purchased game points to provide an enhanced game-playing experience over the average playing period of the mobile phone game players.

For single player and social games, the Group establishes direct contractual relationship with mobile game players to allow mobile game players to download the games from the Group’s game platform or contracts with mobile network operators, third-party payment platforms and mobile phone service providers for billing, collection and transmission services offered to mobile phone game players who have purchased games, game points or in-game premium features. The Group also contracts with mobile application and software websites to distribute its social games by providing platforms for mobile phone game players to download such games. Under the contractual arrangement with mobile network operators, third-party payment platforms and mobile phone service providers, the mobile network operators, third-party payment platforms and mobile phone service providers are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players while the mobile phone service providers are entitled to profit sharing based on a prescribed percentage of the net proceeds collected from the mobile network operators.

For single player and social games, the Group has information generated from its internal system on the number of in-game premium features sold, monthly plan subscriptions and single player games downloaded each month to estimate the amount of collectable net proceeds and to recognize single player and social games revenues. Differences between its estimates and the actual amounts confirmed by the mobile network operators, third-party payment platforms or mobile phone service providers have historically been insignificant. Generally, the Group receives billing confirmations from each of the mobile network operators, third-party payment platforms or mobile phone service providers confirming the net proceeds to be received by the Group within 30 to 120 days after the end of each month.

Collectability is considered reasonably assured as the Group deals with only reputable mobile network operators, third-party payment platforms or mobile phone service providers and performs thorough credit assessment prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment.

The Group determines whether to record single player and social games revenues using the gross or net method of reporting in accordance with ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations. Determining whether revenue should be reported gross or net is based on an assessment of various factors, the primary factors being whether the Group is acting as the principal in offering services to the customer or whether the Group is acting as an agent in the transaction. The Group has determined that it is acting as the principal in offering services as the Group (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) has discretion in suppliers selection; and (iv) has involvement in the determination of product specifications. Therefore, the Group has the primary responsibility of fulfillment and acceptability of the single-player and social games. For the contractual arrangements with mobile network operators, third-party payment platforms and mobile phone service providers, the Group recognizes the net proceeds to be received from the mobile network operators, mobile phone service providers or third-party payment platforms as games revenue on a gross basis. For the direct contractual arrangements with mobile game players, the Group recognizes the gross proceeds from the mobile game players as revenue and the amount attributable to mobile network operators, mobile phone service providers or third-party payment platforms in the forms of service fees are recognized as cost of revenues. Under both arrangements, the Group pays content fees to third-party game developers, which are recognized as cost of revenues, based on a prescribed percentage of the net proceeds confirmed by the mobile network operators. The Group pays service fees, which are recognized as cost of revenues, to the mobile phone manufacturers based on a prescribed percentage of the estimated net proceeds or a prescribed fixed fee per mobile phone activated by mobile phone game players. The Group also pays service fees to the mobile application and software websites which are recognized as cost of revenues.

The Group, using data generated from its internal system, estimates the average playing period from the first time the mobile phone game players purchase game points through the period when the game players have not logged into the game for over two consecutive months. Mobile phone game players are deemed to be inactive if they have not logged into the game for two consecutive months. As the social games are under a free-to-play model and revenue is only generated from paying mobile phone game players when they purchase game points for in-game premium features, the Group focuses solely on the playing period of paying mobile phone game players when estimating the period over which revenue is being recognized. The Group determines the estimated average playing period of paying mobile phone game players, which is the time period between the paying mobile phone game players’ first purchase and last log in, for each significant game based on historical player usage patterns and game playing behavior. The Group’s internal system tracks each of the paying mobile phone game players’ purchase and log in history for each significant game to generate data to estimate the average playing period for the Group’s population of paying mobile phone game players. Future usage patterns may differ from the historical usage patterns on which the Group’s revenue recognition policy is based. The Group monitors the operational statistics and usage patterns of its online game and modifies the expected life span when materially different.

Game points can be purchased at a discount if mobile phone game players purchase the game points with prepaid cards issued by mobile network operators or during promotional activities organized by the Group. The Group accounts for such discounts in accordance with ASC 605-50, Revenue Recognition: Customer Payments and Incentives. Such discounts are initially accounted for as a reduction of deferred revenue. As a result, deferred revenue includes the value of both discounted and undiscounted game points, which are subsequently recognized as revenue on a weighted average basis when the Group provides future services to enhance mobile phone game players’ playing experience.

Based on the above, the Group recognizes (i) single player games revenue when the goods are delivered based on download of games or consumption of in-game premium features by mobile phone game players, or at the end of subscription period and (ii) deferred revenue on social games upon delivery of game points to mobile phone game players. Deferred revenue is recognized as social games revenue ratably over the estimated average playing period of the paying mobile phone game players, which ranges from one to three months, starting from the point in time when game points are delivered to the mobile phone game players. The difference between the estimated proceeds and the actual amounts confirmed by the mobile network operators, third-party payment platforms or mobile phone service providers is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group.

(b) Licensed games

The Group generates licensed games revenues from publishing mobile games developed by third-party game developers on the Group’s game platform or third-party app stores and entering into arrangements with third parties to co-publish mobile games developed by third-party game developers on the co-publishers’ game platforms or third-party app stores.

The Group enters into contracts with and pays fixed license fees to third-party game developers to obtain licenses to publish or co-publish the third-party developed games on the Group’s game platform, co-publishers’ game platforms or third-party app stores. Licensed games are published on the Group’s game platform, co-publishers’ game platforms or third-party app stores for download without charges. Mobile phone game players can purchase game points for in-game premium features to enhance their game-playing experience. The Group contracts with third-party payment platforms or third-party app stores for billing, collection and transmission services offered to mobile phone game players who have purchased game points. The third-party game developers, third-party payment platforms, third-party app stores and the co-publishers are entitled to profit sharing based on a prescribed percentage of the gross amount charged to the mobile phone game players. The Group’s obligation in the licensed games publishing and co-publishing services is completed upon the purchase of game points by the mobile game players. The Group determines whether to record licensed games revenues using the gross or net method of reporting in accordance with ASC 605-45. Determining whether revenue should be reported gross or net is based on an assessment of various factors, the primary factors being whether the Group is acting as the principal in offering services to the customer or whether the Group is acting as an agent in the transaction. The Group has determined that it is acting as the agent in the licensed games publishing and co-publishing arrangements as the Group is not involved in the operation of the licensed game whilst the third-party game developer is the primary obligor in the arrangement, has latitude in establishing the selling price and has involvement in the determination of product specifications. Therefore, the net proceeds after deducting the amounts shared by the third-party game developers, third-party payment platforms, third-party app stores and co-publishers represent the amount of revenue to be recognized by the Group. The fixed license fees paid to the third-party game developers to obtain the publishing license was recognized as cost of revenues on a straight-line basis over the license period.

For the licensed games published on the Group’s game platform, the Group has information generated from its internal system on the number of game points sold each month to estimate the amount of collectable net proceeds and to recognize revenues. For the licensed games published on the co-publishers’ game platforms or third-party app stores, the Group is granted access to the co-publishers’ or third-party app stores’ internal systems to obtain information on the number of game points sold each month to estimate the amount of collectable net proceeds and to recognize revenues. Differences between its estimates and the actual amounts confirmed by the third-party payment platforms, co-publishers or third-party app stores have historically been insignificant. Generally, within 30 to 120 days after the end of each month, the Group receives billing confirmations from each of the third-party payment platforms, co-publishers or third-party app stores confirming the amount of net proceeds to be received by the Group. The Group further shares profits with the third-party game developers and recognizes licensed games revenues based on the net amount retained by the Group.

Collectability is considered reasonably assured as the Group deals with only reputable third-party payment platforms, third-party app stores and co-publishers and performs thorough credit assessment prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment.

Based on the above, the Group recognizes the estimated net proceeds to be received from the third-party payment platforms, third-party app stores or the co-publishers for the sale of game points of the licensed games net of the amount to be shared with the third-party game developers and co-publishers, using data generated from its internal system, as licensed games revenues upon delivery of game points to mobile phone game players.

(ii) Handset design

The Group ceased its handset design business in the fourth quarter of 2013. Prior to the cessation, the Group generated handset design revenues from the provision of comprehensive handset design solutions to mobile phone manufacturers and mobile phone content providers. Handset design solutions included printed circuit board with operating system software and optional assembly service and mobile phone contents installation service. Printed circuit boards with operating system software were sold to mobile phone manufacturers for a fixed unit price. Mobile phone contents installation services were rendered to mobile phone content providers for a prescribed percentage of the mobile phone content providers’ net profits.

(a) Printed circuit board with operating system software and optional assembly service

Printed circuit boards with operating system software and optional assembly services were multiple element arrangements comprising printed circuit boards, assembly services and operating system software specifically designed for the printed circuit boards. Since the operating system software was essential to the functionality of the printed circuit board, the transaction was outside the scope of software accounting guidance in ASC subtopic 985-605 (“ASC 985-605”), Software: Revenue Recognition, in accordance with ASU No. 2009-14 (“ASU 2009-14”), Certain Revenue Arrangements that Include Software Elements. Accordingly, the Group accounted for the sale of printed circuit boards with operating system software and optional assembly service as a multiple deliverables arrangement in accordance with ASU No. 2009-13 (“ASU 2009-13”), Revenue Recognition—Multiple-Deliverable Revenue Arrangements. Each of the printed circuit board, operating system software and assembly service represented a separate unit of accounting.

The Group and the mobile phone manufacturers signed an agreement containing the significant terms of the sale of printed circuit board with operating system software to evidence that an arrangement existed. The agreement also stipulated whether the mobile phone manufacturers engaged the Group to perform assembly service on the printed circuit board. The Group delivered the assembled printed circuit boards together with the operating system software installed to mobile phone manufacturers if the Group was engaged to perform assembly service; whereas the Group normally delivered the operating system software prior to the printed circuit board to the mobile phone manufacturers if the Group was not engaged to perform assembly service. Therefore, delivery of printed circuit boards with operating system software and optional assembly services occurred upon receipt and acceptance of all deliverables by the mobile phone manufacturers. The Group performed credit assessment on the mobile phone manufacturers prior to signing the agreements to ensure collectability was reasonably assured. The purchase price was fixed because the unit price was stipulated in the signed sales agreement and no concessions such as discounts, rebates, refunds or other price changes were provided subsequently. However, the mobile phone manufacturers only paid the agreed purchase price upon receipt of all of the deliverables in the arrangement. The Group outsourced the assembly of printed circuit boards and installation of operating system software to original equipment manufacturers (“OEM”) and paid manufacturing fees, which were recognized as cost of revenues, based on a prescribed fixed fee per unit manufactured.

In accordance with ASU 2009-13 and ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the amount allocable to the delivered units or units of accounting was limited to the amount that was not contingent upon the delivery of additional items or meeting other specified performance conditions. Since the amount allocable to the operating system software was contingent upon the delivery of printed circuit board and the related assembly service, if any, revenues from the sale of printed circuit board with operating system software and optional assembly service were recognized only upon delivery of the final deliverable.

(b) Mobile phone contents installation service

Mobile phone contents installation service did not require significant production, modification or customization of the mobile phone contents received from the mobile phone content providers. Persuasive evidence of the arrangement was documented in a contract signed by the mobile phone content providers and the Group. Delivery of mobile phone contents installation service occurred when the mobile phone contents were installed on the mobile device circuit boards by the OEM. The mobile phone contents installation service fees were fixed and non-refundable once the mobile phone content providers confirmed their monthly net profits to the Group. Collectability was considered reasonably assured as the Group dealt with only reputable mobile phone content providers and performed thorough credit assessment on the mobile phone content providers prior to entering into a business relationship with them. Historically, the Group had not experienced any significant defaults for payment. Accordingly, the Group recognized revenues from mobile phone contents installation services when the services were delivered and the fees were fixed upon receipt of the monthly net profits confirmations from mobile phone content providers.

(iii) Business taxes, value-added taxes and surcharges

The Group is subject to business taxes, value-added taxes and surcharges levied on services provided in the PRC. Business taxes, value-added taxes and surcharges for the years ended December 31, 2012, 2013 and 2014 were RMB9,115, RMB4,274 and RMB25,124 (US$4,049), respectively. In accordance with ASC 605-45, the Group recognized revenues net of all such business taxes, value-added taxes and surcharges.

Cost of revenues

Cost of revenues primarily consists of service fees paid to mobile phone manufacturers for the installation of the Group’s self-developed mobile phone games or application platforms onto the manufactures’ mobile phones, service fees paid to mobile network operators, mobile phone service providers or third party payment platforms for collection of fees paid by game players with whom the Group establishes a direct contractual relationship, purchase costs of printed circuit boards and manufacturing fees paid to OEMs for the assembly of printed circuit boards and mobile phone contents installation service, service fees paid to mobile application and software websites for the distribution of the Group’s social games and single player games by providing platforms for mobile phone game players to download such games, content fees paid to third-party game developers for the development of the Group’s single player games and license fees paid to third-party game developers for the right to publish the third-party developed games. These costs are expensed as incurred except for the portion that is based on a prescribed percentage of the Group’s revenues, which are recorded as cost of revenues upon revenue recognition by the Group when billing confirmations are received as more fully described above.

In addition, cost of revenues includes staff salaries, network infrastructure fee, utilities, amortization of intangible assets, operating expenses directly related to the development, operation and sale of mobile phone games as well as the provision of handset design products and services, and the 5% business tax for periods before October 2012 and the 6% value-added tax for periods after November 2012 for technology services and market promotion fees charged by the WFOEs to the VIEs.

Research and development

Research and development expenses include payroll, employee benefits and other headcount-related expenses associated with product development. Research and development expenses recorded in the consolidated statements of comprehensive income for the years ended December 31, 2012, 2013 and 2014 were RMB35,071, RMB54,294 and RMB111,293 (US$17,937), respectively.

Leases

In accordance with ASC topic 840 (“ASC 840”), Leases, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their lease term. The Group had no capital leases for any of the years presented. The Group leases certain office facilities under non-cancelable operating leases and recorded total rental expenses of RMB5,326, RMB9,851 and RMB25,644 (US$4,133) for the years ended December 31, 2012, 2013 and 2014, respectively.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, net operating loss and tax credits carryforwards, using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group applies ASC 740 to account for uncertainty in income taxes. ASC 740 provides the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. In future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

Share-based compensation

In accordance with ASC topic 718 (“ASC 718”), Compensation—Stock Compensation, the Company determines whether a share option, a warrant or a restricted share unit (“RSU”) should be classified and accounted for as a liability award or an equity award. All grants of share options, warrants or RSUs to employees of the Group classified as equity awards are measured at the grant date based on the fair value of the awards and are recognized as an expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. All grants of share options to employees of V1 Group classified as equity awards are measured at fair value at the grant date and recognized as a one-time deemed dividend distribution to shareholder. All grants of share options, warrants or RSUs to employees classified as liability awards are remeasured at the end of each reporting period until the date of settlement with an adjustment for fair value recorded to the current period expenses in order to properly reflect the cumulative expense based on the current fair value of the vested options, warrants or RSUs. The Group has elected to recognize share-based compensation for all awards with only service conditions using the straight-line method over the requisite service period. For share-based awards with performance conditions, compensation cost is recognized only if it is probable that the performance conditions will be achieved. The Group recognizes share-based compensation for awards with performance or market conditions using the accelerated method if the awards are subject to graded vesting. For share-based awards that contain a market condition, the effect of the market condition is reflected in the grant-date fair value of the awards. Compensation cost is recognized for an award with a market condition when the requisite service is rendered, regardless of when the market condition is satisfied. The Company uses the Black-Scholes option pricing valuation model, the binomial option pricing valuations model or the Monte Carlo simulation model in determining the fair value of different equity awards and liability awards granted.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and is adjusted to reflect future change in circumstances and facts, if any.

The Company accounts for share awards issued to non-employees in accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-Based Payment to Non-employees. The Company’s share-based awards issued to non-employees are subject to graded vesting provisions. The Group recognizes share-based compensation expense for share awards granted to non-employees using the accelerated recognition method over the requisite service period of the award. In accordance with ASC 505-50, the Company uses the Black Scholes option pricing model or the binomial option pricing model to measure the value of options or warrants granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation.

When the vesting conditions of a share-based payment are modified, the Company first determines whether the original vesting conditions were expected to be satisfied on the modification date. If the original vesting conditions are not expected to be satisfied, the grant-date fair value of the original award essentially is ignored and the fair value of the award measured at the modification date is recognized if the modified award ultimately vests, regardless of whether the fair value of the award on the modification date is greater than or less than the grant-date fair value of the award. The original grant-date fair value is ignored even if the original vesting condition ultimately is satisfied. When a vesting condition that is probable of achievement is modified and the new vesting condition also is probable of achievement, the compensation cost to be recognized if either the original vesting condition or the new vesting condition is achieved cannot be less than the grant-date fair value of the original award. That compensation cost is recognized if either the original or modified vesting condition is achieved. If the modification also increases the fair value of the award, the incremental compensation cost associated with the modification is recognized only if the modified vesting condition is satisfied.

Earnings (loss) per share

The Company computes earnings (loss) per Class A and Class B ordinary shares in accordance with ASC 260, Earnings Per Share, using the two class method. Under the two-class method, net income is allocated between Class A and Class B ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s contingently redeemable ordinary shares were participating securities because they had contractual rights to share in the profits of the Company.

Basic earnings (loss) per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. For the purposes of calculating the Company’s basic and diluted earnings (loss) per Class A and Class B ordinary shares the ordinary shares relating to share-based awards that were exercised are assumed to have been outstanding from the date of exercise of such awards. Ordinary share equivalents are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the incremental ordinary shares issuable upon the exercise of share options, RSUs and warrants subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding share options, RSUs and warrants is reflected in diluted earnings per share by application of the treasury stock method. Securities issued by a subsidiary that enable their holders to obtain the subsidiary’s ordinary shares are included in the consolidated earnings per share computations based on the Group’s holding of the subsidiary’s securities. The computation of diluted earnings (loss) per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, whilst diluted earnings (loss) per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of diluted earnings (loss) per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220 (“ASC 220”), Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income includes net income (loss), cumulative foreign currency translation adjustments and unrealized gains on available-for-sale security and is presented in the consolidated statements of comprehensive income.

Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized in the consolidated statements of comprehensive income over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Where the grant relates to an asset, it is recognized as deferred income and released to the consolidated statements of comprehensive income in proportion to the depreciation of the related assets. The Group received government grants of nil, RMB2,570 and RMB1,182 (US$191) during the years ended December 31, 2012, 2013 and 2014, respectively, for the development of mobile network game platforms from several PRC municipal government authorities. A government grant of RMB150 and RMB946 (US$153) was recognized as other income for the years ended December 31, 2013 and 2014, respectively. As of December 31, 2014, government grants of RMB2,000 (US$322) were classified as other non-current liabilities, as the Group did not expect all considerations attached to the government grants will be complied with during the succeeding twelve-month period from the balance sheet date; whilst government grants of RMB386 (US$62) were classified as other current liabilities, as the Group expects all considerations attached to the government grants will be complied with during the succeeding twelve-month period from the balance sheet date.

Segment reporting

In accordance with ASC topic 280 (“ASC 280”), Segment Reporting, the Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer, who reviews operating results of the business when making decisions about allocating resources and assessing performance for the Group. The Group consisted of two segments as of and for the years ended December 31, 2012. During the year ended December 31, 2013, the Group implemented a business transition from handset design business to mobile phone games promotion business. As a result, the Group operated and managed its business as a single operating segment starting from 2013. Additional segment information has not been presented for the years ended December 31, 2012, 2013 and 2014, as the corresponding items of segment information for earlier periods should be restated when the composition of the Group’s reportable segments is changed in accordance with ASC 280. As substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims arising out of normal course of business when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group periodically evaluates developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Recent accounting pronouncement

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers, which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of the promised goods or services to customers in an amount that reflects the consideration to which entity expects to be entitled to in exchange for goods or services. The amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim period within that reporting period. Early adoption is not permitted. On April 1, 2015, the FASB decided to propose a one-year deferral of the effective date for its new revenue standard for public and nonpublic entities reporting under U.S. GAAP. The Company is in the process of evaluating the effect of the update on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15 (“ASU 2014-15”), Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance requires an entity to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to provide related footnote disclosures in certain circumstances. The guidance is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this guidance is not expected to have a significant impact on the Company’s consolidated financial statements.